Current assets - cash and cash equivalents - Summary of cash and cash equivalents (Detail) - AUD ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Cash and cash equivalents [abstract]
Cash at bank and on hand	$ 2,956	$ 8,455
Short-term deposits	3,000	6,000
Cash and cash equivalents	$ 5,956	$ 14,455	$ 33,453	$ 44,371